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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2007

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
August 13, 2007

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	32

Form 13F Table Value Total:  	 368,052
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP		Value	Shares		Inv.	   Other    	Voting Authority
								x1000			Discretion Managers 	Sole		Shared	None

A M B Property Corporation 	COM		00163T109      	 7,916 	 148,735 	SOLE	   N/A	 	125,022 	0	 23,713
Archstone-Smith OPR Trust 	COM		039583109      	 15,559  263,214 	SOLE	   N/A	 	231,786 	0	 31,428
Avalon Bay Communities, Inc. 	COM		053484101      	 15,619  131,385 	SOLE	   N/A	 	112,472 	0	 18,913
B R E Properties, Inc. 		CL A		05564E106      	 7,086 	 119,511 	SOLE	   N/A	 	100,554 	0	 18,957
BioMed Realty Trust, Inc. 	COM		09063H107      	 5,952 	 236,943 	SOLE	   N/A	 	201,811 	0	 35,132
Boston Properties, Inc. 	COM		101121101      	 16,765  164,158 	SOLE	   N/A	 	137,807 	0	 26,351
Brookfield Properties Corp. 	COM		112900105      	 10,313  424,220 	SOLE	   N/A	 	363,167 	0	 61,053
Camden Property Trust 		SH BEN INT	133131102      	 11,288  168,549 	SOLE	   N/A	 	142,894 	0	 25,655
Developers Diversified Realty 	COM		251591103      	 18,363  348,376 	SOLE	   N/A	 	294,854 	0	 53,522
Digital Realty Trust 		COM		253868103      	 13,640  361,985 	SOLE	   N/A	 	307,869 	0	 54,116
Essex Property Trust, Inc. 	COM		297178105      	 7,402 	 63,642 	SOLE	   N/A	 	53,630 		0	 10,012
Extra Space Storage, Inc. 	COM		30225T102      	 2,808 	 170,210 	SOLE	   N/A	 	143,543 	0	 26,667
General Growth Properties 	COM		370021107      	 17,648  333,287 	SOLE	   N/A	 	286,768 	0	 46,519
Health Care REIT, Inc. 		COM		42217K106      	 7,641 	 189,327 	SOLE	   N/A	 	160,254 	0	 29,073
Hersha Hospitality Trust 	SH BEN INT A	427825104      	 3,962 	 335,167 	SOLE	   N/A	 	285,054 	0	 50,113
Host Hotels & Resorts, Inc. 	COM		44107P104      	 11,847  512,402 	SOLE	   N/A	 	435,015 	0	 77,387
Inland Real Estate Corp 	COM NEW		457461200      	 3,158 	 185,984 	SOLE	   N/A	 	156,619 	0	 29,365
Kimco Realty Corporation 	COM		49446R109      	 9,794 	 257,535 	SOLE	   N/A	 	220,602 	0	 36,933
Medical Properties Trust, Inc.  COM		58463J304      	 3,021 	 228,377 	SOLE	   N/A	 	190,425 	0	 37,952
Nationwide Health PPTYS, Inc. 	COM		638620104      	 6,811 	 250,393 	SOLE	   N/A	 	212,297 	0	 38,096
Pennsylvania REIT 		SH BEN INT	709102107      	 10,481  236,440 	SOLE	   N/A	 	201,925 	0	 34,515
ProLogis Trust 			SH BEN INT	743410102      	 27,562  484,402 	SOLE	   N/A	 	410,351 	0	 74,051
Public Storage 			COM		74460D109      	 8,092 	 105,341 	SOLE	   N/A	 	88,447 		0	 16,894
Quadra Realty Trust, Inc. 	COM		746945104      	 949 	 75,874 	SOLE	   N/A	 	63,173 		0	 12,701
S L Green Realty Corp. 		COM		78440X101      	 15,457  124,763 	SOLE	   N/A	 	106,061 	0	 18,702
Simon Property Group, Inc. 	COM		828806109      	 23,027  247,497 	SOLE	   N/A	 	210,273 	0	 37,224
Strategic Hotels & Resorts 	COM		86272T106      	 8,950 	 397,943 	SOLE	   N/A	 	337,187 	0	 60,756
Sunstone Hotels Invest, Inc. 	COM		867892101      	 6,422 	 226,223 	SOLE	   N/A	 	191,796 	0	 34,427
Tanger Factory Outlet Ctrs 	COM		875465106      	 18,079  482,759 	SOLE	   N/A	 	409,113 	0	 73,646
Ventas, Inc. 			COM		92276F100      	 9,634 	 265,766 	SOLE	   N/A	 	227,606 	0	 38,160
Vornado Realty Trust 		SH BEN INT	929042109      	 27,144  247,120 	SOLE	   N/A	 	209,356 	0	 37,764
Weingarten Realty Investors 	SH BEN INT	948741103      	 15,662  381,065 	SOLE	   N/A	 	324,045 	0	 57,020








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8/13/07


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2007.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer